Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts, Current [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Year	$ 22	$ 329
Charged to Expense	152	(196)
Write-Offs	(23)	(111)
Recoveries	(48)
Balance End of Year	103	22
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Year	46,024	41,647
Charged to Expense	5,232	4,377
Balance End of Year	51,256	46,024
Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Year	1,454	1,024
Charged to Expense	22	430
Write-Offs	(913)
Balance End of Year	$ 563	$ 1,454